Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices. The timing of the Company’s equity grants to the named executive officers is set without regard to anticipated earnings or other major announcements by the Company. There have been no stock option awards granted to any of our named executive officers since 2021.

Award Timing Method	The timing of the Company’s equity grants to the named executive officers is set without regard to anticipated earnings or other major announcements by the Company.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false